Prepaid Expenses and Other Current Assets (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits on Flight Equipment	$ 153,126	$ 153,126	$ 0